Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
Note 7 - Income Taxes The Company and its domestic subsidiaries file a consolidated federal income tax return. The Company recognizes both the current and deferred tax consequences of all transactions that have been recognized in the financial statements, calculated based on the provisions of enacted tax laws, including the tax rates in effect for current and future years. Net deferred tax assets are recognized immediately when a more likely than not criterion is met; that is, greater than 50% probability exists that the tax benefits will actually be realized sometime in the future. The Company has calculated a net deferred tax asset of $38 million as of September 30, 2011 and $40 million as of December 31, 2010, arising primarily from net operating loss ("NOL") carryforwards and alternative minimum tax ("AMT") credits. This amount does not include the anticipated tax effects of NOL's which could be generated from the Company's investment in Carteret Savings Bank, F.A. and subsidiaries ("Carteret"), resulting from the election decision, as more fully described below. A valuation allowance has been established for the entire net deferred tax asset as management, at the current time, has no basis to conclude that realization is more likely than not. There were no unrecognized tax benefits at September 30, 2011 or December 31, 2010. Further, no significant changes in unrecognized income tax benefits are currently expected to occur over the next year. Interest and/or penalties related to underpayments of income taxes, if applicable, would be included in interest expense and operating expenses, respectively. The accompanying financial statements do not include any amounts for any such interest and/or penalties. The Company's federal income tax returns for the years subsequent to 1992 have not been reviewed by the Internal Revenue Service ("IRS") or state authorities except for tax year 2007. In October 2009, the Company received notification from the IRS that they would be reviewing the Company's 2007 federal income tax return. In connection with the IRS audit, in April 2010, the IRS issued the Company a Notice of Proposed Adjustment for tax year 2007, proposing to disallow approximately $16.6 million of deductions previously recognized by the Company on its 2007 Federal income tax return (the "IRS Proposed Adjustment"). The IRS Proposed Adjustment sought to disallow the Company's tax deduction for the payment made by the Company in 2007 in satisfaction of its Supplemental Retirement Plan obligation. In October 2011, the IRS and the Company agreed to a settlement of this matter, pursuant to which the IRS agreed to allow a $9.5 million deduction in 2007 relating to this item. This matter is therefore concluded. The Company has not been notified of any other potential tax audits by any state or local tax authorities. As such, the Company believes the statutes of limitations for the assessment of additional federal and state tax liabilities are generally closed for tax years prior to 2008. Based upon the Company's federal income tax returns as filed through 2010 (subject to IRS audit adjustments), excluding all effects of the inclusion of Carteret/Carteret FSB from December 4, 1992 forward, as further discussed herein, the Company has NOL carryforwards available to reduce future federal taxable income which expire if unused in the tax years as indicated below. The amounts as of September 30, 2011, are as follows: Tax Year Expiring Amount 2012 $ 1,100,000 2018 5,400,000 2019 4,000,000 2020 2,600,000 2021 4,000,000 2022 3,200,000 2023 1,800,000 2024 700,000 2026 2,800,000 2027 12,700,000 2028 4,600,000 2029 2,400,000 2030 1,900,000 Total $ 47,200,000 In addition to the NOL's noted above, the Company had additional NOL carryforwards which have expired to the extent that they remained unused as follows: Tax Year Originating Tax Year Expired Amount 1994 2009 $ 2,200,000 1995 2010 5,300,000 $ 7,500,000 The unused carryforwards will have expired unless they are utilized in prior tax years or absorbed in an earlier year based on inclusion of certain items in the consolidated group. The utilization of certain carryforwards and carrybacks is subject to limitations under U.S. federal income tax laws. In addition, the Company has approximately $21 million of AMT credit carryforwards ("AMT Credits"), which are not subject to expiration. Based on the filing of the Carryback Claims, as defined further above, the Company would seek to utilize approximately $8 million of the $21 million of AMT Credits. As a result of the Office of Thrift Supervision's December 4, 1992 placement of Carteret in receivership, under the management of the Resolution Trust Corporation ("RTC")/Federal Deposit Insurance Corporation ("FDIC"), and then proposed Treasury Reg. �1.597-4(g), the Company had previously filed its 1992 and subsequent federal income tax returns with Carteret disaffiliated from the Company's consolidated federal income tax return. Based upon the impact of Treasury Reg. �1.597-4(g), which was issued in final form on December 20, 1995, a continuing review of the Company's tax basis in Carteret, and the impact of prior year tax return adjustments on the Company's 1992 federal income tax return as filed, the Company decided not to make an election pursuant to final Treasury Reg. �1.597-4(g) to disaffiliate Carteret from the Company's consolidated federal income tax return effective as of December 4, 1992 (the "Election Decision"). The Company has made numerous requests to the RTC/FDIC for tax information pertaining to Carteret and the resulting successor institution, Carteret Federal Savings Bank ("Carteret FSB"); however all of the information still has not been received. The Company believes, as a result of remaining consolidated with Carteret FSB for federal income tax return purposes, that the Company's tax basis in its investment in Carteret/Carteret FSB can be converted into NOL's, as tax losses are incurred, which could be available to carryforward/carryback into various federal income tax return years. However; since all of the Carteret FSB tax information has not been received, the Company is unable to determine with certainty, the amount of or the years in which any NOL's may ultimately be generated; if the NOL carryforwards/carrybacks will be utilized in prior federal income tax return years; or the final expiration dates of any of the NOL carryforwards/carrybacks ultimately generated. Based on information received to date, and prior to the recognition of the 1992 tax losses reflected on the Company's 1992 amended federal income tax return, as further described below, the Company estimated that as of December 1992 it had a remaining tax basis related to its investment in Carteret/Carteret FSB of approximately $158 million. Based on the Company's Election Decision, described above, and the receipt of some of the requested information from the RTC/FDIC, the Company amended its 1992 consolidated federal income tax return to include the federal income tax effects of Carteret and Carteret FSB, (the "1992 Amended Return"). The Company is still in the process of reviewing its consolidated federal income tax returns for 1993 and subsequent years. The Company expects that the 1992 Amended Return will generate approximately $56 million of NOL's for tax year 1992, which the Company is seeking to carryback to prior tax years to produce refunds of tax previously paid. The 1992 Amended Return has not yet been accepted by the IRS. See "Carryback Claims," below for further information. As part of the 1992 Amended Return, approximately $56 million, (of the $158 million), of Carteret/Carteret FSB tax basis is expected to be converted into NOL's, (as tax losses are incurred) in tax year 1992, and will have expired in the 2007 tax year, unless they are utilized as part of the "Carryback Claims," or absorbed in earlier years based on inclusion of certain items in the consolidated group. The Carteret/Carteret FSB tax basis, of approximately $102 million, remaining after recognition of the 1992 Amended Return, may be converted into NOL carryforwards/carrybacks as additional tax losses are incurred by Carteret/Carteret FSB and may be carried back or carried forward to other tax years; may be utilized in other tax years; or could begin to expire no earlier than the 2008 tax year based upon the year any NOL's are ultimately generated. The Company can give no assurances with regard to the 1992 Amended Return, subsequent year returns, or the final amount or expiration of NOL carryforwards/carrybacks ultimately generated, if any, from the Company's tax basis in Carteret/Carteret FSB. Any NOL's ultimately generated from the Company's tax basis in Carteret/Carteret FSB, would be in addition to the NOL carryforwards/carrybacks generated based on the Company's federal income tax returns as previously filed, as further detailed above. In March 2000, the Company filed with the IRS several claims and amendments to previously filed claims with respect to the Carryback Claims, seeking refunds from the IRS of alternative minimum tax and other federal income taxes paid by the Company in prior years, plus applicable IRS interest, based on the filing of the 1992 Amended Return. In February 2005, the IRS formally disallowed the Carryback Claims. On April 29, 2008, the Company filed suit with respect to the Carryback Claims in the United States District Court for the District of Connecticut, seeking federal tax refunds for tax year 1989, plus interest. On September 29, 2009, the U.S. Department of Justice ("DOJ"), representing defendant United States in the suit, filed a Motion to Dismiss. In response, on October 19, 2009, the Company filed its opposition to the Government's Motion to Dismiss, as well as the Company's own Motion for Partial Summary Judgment. In June 2010, the Court issued a Memorandum Decision conditionally granting the United States' Motion to Dismiss the case but allowing the Company to conduct limited discovery to establish whether the Court has jurisdiction. On August 30, 2010, the Company filed a Motion to Set Aside the Court's Conditional Order of Dismissal. On February 28, 2011, the Court granted the Company's motion and issued a Memorandum of Decision concluding that the Company had timely filed a refund claim for tax year 1992 seeking to adjust the amount of bad debt deduction and that the case should not be dismissed. In March 2011, the Company filed a Motion for Partial Summary Judgment based on the Court's ruling that the Company's refund claims were timely filed. In May 2011, the DOJ filed a Cross Motion for Summary Judgment and an opposition to the Company's Summary Judgment Motion. In June 2011, the Company filed a Memorandum in Opposition to the Government's Cross Motion for Summary Judgment and a Reply to the Governments Opposition to the Company's Summary Judgment Motion, and the Government in June 2011, subsequently filed a response brief. The Court's rulings to date are not dispositive of the case. The Company can give no assurances as to the final amount of refunds, if any, or when they might be received. See Note 3 - Legal Proceedings for further information. The FDIC has previously filed a federal income tax return for Carteret FSB for 1995 (as well as other years), which indicates that Carteret FSB allegedly could owe a 1995 federal income tax liability of $32 million, which including interest and penalty thereon, is alleged to be in excess of $120 million. The FDIC has stated to the United States Court of Federal Claims ("Court of Claims") that the tax amounts are only estimates and are highly contingent. However, it is possible that the IRS may try to collect the alleged Carteret FSB federal income taxes from the Carteret FSB receivership. The Company believes the Carteret FSB federal income tax returns filed by the FDIC were improperly filed and are neither accurate nor valid. The FDIC, as indicated above, continues to report the 1995 federal income tax liability, including interest and penalty, as a component of the alleged Carteret FSB receivership deficit. As part of the Supervisory Goodwill legal proceedings, the Company presented to the Court of Claims various arguments to support the position that no federal income tax would be owed as a result of the Carteret FSB receivership operations for tax year 1995; however, the Department of Justice and the FDIC have stated to the Court of Claims that they do not believe the Court of Claims has jurisdiction over that issue. The Supervisory Goodwill proceedings remain pending in the Court of Claims. Based on the information received to date, if the correct Carteret FSB federal income tax results were included with the Company's originally filed federal income tax returns, the Company based upon consultation with its legal and tax advisors believes that no additional material federal income tax would be owed by the Company, although this cannot be assured because a contrary result is possible, given the uncertainty with various legal and factual assumptions underlying the Company's beliefs. This assessment included among other items, a review of the Carteret FSB federal income tax returns as prepared by the FDIC and the correction of errors originally reported therein, the proper application of federal NOL carryforwards and carrybacks, and the adherence to statute of limitation provisions contained in the Internal Revenue Code, as amended. As explained above, although the Company does not believe that Carteret FSB or the Company will have a material federal income tax liability related to Carteret FSB for tax year 1995 (or any other tax year), the Company can give no assurances of the final amounts, if any, of federal income taxes owed by the Carteret FSB receivership or by the Company as a result of the Carteret FSB receivership operations. The Company is continuing to try to resolve these matters as part of the Supervisory Goodwill legal process and is also continuing to review the Carteret FSB federal income tax returns and the results of their inclusion with the Company's federal income tax returns as previously filed. The Company is pursuing the Carryback Claims, as further described above, which could have an impact on the analysis of the prior year tax information. For further information on the Supervisory Goodwill legal proceedings, see Note 3 herein. The discussion of the Carteret FSB federal income tax results is intended to provide details as to the potential inter-relationship of the Carteret FSB federal income tax returns with the Company's federal income tax positions. It is not a reflection of any federal income tax liability of the Company arising from the Carteret receivership operations.